Employee benefit obligations - Defined benefit schemes (Details) - customer	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Funded | Europe / UK
Disclosure of defined benefit plans [line items]
Deferred members	589	589
Pensioners including dependents	531	531
Weighted average duration (years)	13 years	14 years
Funded | North America
Disclosure of defined benefit plans [line items]
Active members	699	763
Deferred members	113	91
Pensioners including dependents	135	104
Weighted average duration (years)	14 years	16 years
Unfunded | Europe/ Germany
Disclosure of defined benefit plans [line items]
Active members	723	766
Deferred members	244	225
Pensioners including dependents	181	173
Weighted average duration (years)	16 years	15 years